Details Of Certain Items Measured At Fair Value On A Recurring Basis (Detail) (Fair Value, Measurements, Recurring, Available-for-sale, USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	$ 78,467		$ 62,652
Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	273	[1]	470	[1]
Alt-A RMBS | 2006-2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	99	[1]	187	[1]
Alt-A RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	113	[1]	209	[1]
Alt-A RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	61	[1]	74	[1]
Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	815	[1]	1,227	[1]
Prime RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	121	[1]	254	[1]
Prime RMBS | 2006
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	75	[1]	166	[1]
Prime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	230	[1]	310	[1]
Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	389	[1]	497	[1]
Subprime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	418	[1]	508	[1]
Subprime RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2	[1]	5	[1]
Subprime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	82	[1]	97	[1]
Subprime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	334	[1]	406	[1]
Commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	3,339		2,639
Commercial MBS | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	3,005	[1]	2,284	[1]
Commercial MBS | Origination in 2009 - 2011 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	200	[1]
Commercial MBS | 2008 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	25	[1]
Commercial MBS | 2007 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	789	[1]	685	[1]
Commercial MBS | 2006 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	892	[1]	582	[1]
Commercial MBS | 2005 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	696	[1]	489	[1]
Commercial MBS | 2004 and earlier | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	403	[1]	528	[1]
Foreign Covered Bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,425	[1]	2,868	[1]
Foreign Covered Bonds | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,461	[1]	2,260	[1]
Foreign Covered Bonds | Canada
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	795	[1]	608	[1]
Foreign Covered Bonds | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	169	[1]
European Floating Rate Notes
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,429	[1]	1,907	[1]
European Floating Rate Notes | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	93	[1]	113	[1]
European Floating Rate Notes | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	686	[1]	838	[1]
European Floating Rate Notes | Ireland
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	203	[1]	299	[1]
European Floating Rate Notes | Italy
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	150	[1]	218	[1]
European Floating Rate Notes | Luxembourg
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	140	[1]	143	[1]
European Floating Rate Notes | Australia
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	101	[1]	136	[1]
European Floating Rate Notes | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	47	[1]	150	[1]
European Floating Rate Notes | France
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	9	[1]	10	[1]
Sovereign Debt
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	11,954	[1]	8,549	[1]
Sovereign Debt | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,347	[1]	3,065	[1]
Sovereign Debt | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	61	[1]	29	[1]
Sovereign Debt | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	4,526	[1]	3,214	[1]
Sovereign Debt | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,230	[1]	396	[1]
Sovereign Debt | France
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,790	[1]	1,845	[1]
Grantor Trust Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,879	[1],[2]	2,513	[1],[2]
Grantor Trust Alt-A RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	554	[1],[2]	792	[1],[2]
Grantor Trust Alt-A RMBS | 2006
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	488	[1],[2]	660	[1],[2]
Grantor Trust Alt-A RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	628	[1],[2]	820	[1],[2]
Grantor Trust Alt-A RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	209	[1],[2]	241	[1],[2]
Grantor Trust Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,175	[1],[2]	1,825	[1],[2]
Grantor Trust Prime RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	370	[1],[2]	679	[1],[2]
Grantor Trust Prime RMBS | 2006
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	308	[1],[2]	431	[1],[2]
Grantor Trust Prime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	465	[1],[2]	672	[1],[2]
Grantor Trust Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	32	[1],[2]	43	[1],[2]
Grantor Trust Sub Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	125	[1],[2]	158	[1],[2]
Grantor Trust Sub Prime RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	3	[1],[2]	15	[1],[2]
Grantor Trust Sub Prime RMBS | 2006
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	74	[1],[2]	89	[1],[2]
Grantor Trust Sub Prime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	11	[1],[2]	13	[1],[2]
Grantor Trust Sub Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	$ 37	[1],[2]	$ 41	[1],[2]
Ratings, AAA/AA- | Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	6.00%		11.00%
Ratings, AAA/AA- | Alt-A RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	27.00%		70.00%
Ratings, AAA/AA- | Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	28.00%		52.00%
Ratings, AAA/AA- | Prime RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	38.00%		50.00%
Ratings, AAA/AA- | Prime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	32.00%		39.00%
Ratings, AAA/AA- | Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	29.00%		79.00%
Ratings, AAA/AA- | Subprime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	8.00%		64.00%
Ratings, AAA/AA- | Subprime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	23.00%		25.00%
Ratings, AAA/AA- | Subprime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	5.00%		74.00%
Ratings, AAA/AA- | Commercial MBS | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	84.00%		92.00%
Ratings, AAA/AA- | Commercial MBS | Origination in 2009 - 2011 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%
Ratings, AAA/AA- | Commercial MBS | 2008 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	16.00%
Ratings, AAA/AA- | Commercial MBS | 2007 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	66.00%		83.00%
Ratings, AAA/AA- | Commercial MBS | 2006 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	85.00%		90.00%
Ratings, AAA/AA- | Commercial MBS | 2005 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	94.00%		100.00%
Ratings, AAA/AA- | Commercial MBS | 2004 and earlier | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	97.00%		100.00%
Ratings, AAA/AA- | Foreign Covered Bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		100.00%
Ratings, AAA/AA- | Foreign Covered Bonds | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	99.00%		99.00%
Ratings, AAA/AA- | Foreign Covered Bonds | Canada
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		100.00%
Ratings, AAA/AA- | Foreign Covered Bonds | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%
Ratings, AAA/AA- | European Floating Rate Notes
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	55.00%		85.00%
Ratings, AAA/AA- | European Floating Rate Notes | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	21.00%		31.00%
Ratings, AAA/AA- | European Floating Rate Notes | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	72.00%		99.00%
Ratings, AAA/AA- | European Floating Rate Notes | Ireland
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			92.00%
Ratings, AAA/AA- | European Floating Rate Notes | Italy
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		100.00%
Ratings, AAA/AA- | European Floating Rate Notes | Australia
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	91.00%		100.00%
Ratings, AAA/AA- | European Floating Rate Notes | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	35.00%		78.00%
Ratings, AAA/AA- | European Floating Rate Notes | France
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		100.00%
Ratings, AAA/AA- | Sovereign Debt
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		100.00%
Ratings, AAA/AA- | Sovereign Debt | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		100.00%
Ratings, AAA/AA- | Sovereign Debt | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	97.00%		93.00%
Ratings, AAA/AA- | Sovereign Debt | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		100.00%
Ratings, AAA/AA- | Sovereign Debt | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		100.00%
Ratings, AAA/AA- | Sovereign Debt | France
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		100.00%
Ratings, AAA/AA- | Grantor Trust Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	2.00%	[2]	3.00%	[2]
Ratings, AAA/AA- | Grantor Trust Alt-A RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	5.00%	[2]	2.00%	[2]
Ratings, AAA/AA- | Grantor Trust Alt-A RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			22.00%	[2]
Ratings, AAA/AA- | Grantor Trust Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			2.00%	[2]
Ratings, AAA/AA- | Grantor Trust Prime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			2.00%	[2]
Ratings, AAA/AA- | Grantor Trust Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	9.00%	[2]	49.00%	[2]
Ratings, AAA/AA- | Grantor Trust Sub Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	2.00%	[2]	14.00%	[2]
Ratings, AAA/AA- | Grantor Trust Sub Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	5.00%	[2]	53.00%	[2]
Ratings, A+/A- | Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	3.00%		4.00%
Ratings, A+/A- | Alt-A RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	13.00%		25.00%
Ratings, A+/A- | Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	19.00%		16.00%
Ratings, A+/A- | Prime RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	4.00%		28.00%
Ratings, A+/A- | Prime RMBS | 2006
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			39.00%
Ratings, A+/A- | Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	38.00%		12.00%
Ratings, A+/A- | Subprime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	14.00%		13.00%
Ratings, A+/A- | Subprime RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	2.00%		8.00%
Ratings, A+/A- | Subprime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	12.00%		12.00%
Ratings, A+/A- | Subprime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	15.00%		13.00%
Ratings, A+/A- | Commercial MBS | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	14.00%		5.00%
Ratings, A+/A- | Commercial MBS | 2008 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	84.00%
Ratings, A+/A- | Commercial MBS | 2007 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	26.00%		8.00%
Ratings, A+/A- | Commercial MBS | 2006 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	15.00%		10.00%
Ratings, A+/A- | Commercial MBS | 2005 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	6.00%
Ratings, A+/A- | Commercial MBS | 2004 and earlier | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	2.00%
Ratings, A+/A- | Foreign Covered Bonds | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	1.00%		1.00%
Ratings, A+/A- | European Floating Rate Notes
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	34.00%		15.00%
Ratings, A+/A- | European Floating Rate Notes | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	6.00%		69.00%
Ratings, A+/A- | European Floating Rate Notes | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	28.00%		1.00%
Ratings, A+/A- | European Floating Rate Notes | Ireland
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	50.00%		8.00%
Ratings, A+/A- | European Floating Rate Notes | Luxembourg
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		100.00%
Ratings, A+/A- | European Floating Rate Notes | Australia
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	9.00%
Ratings, A+/A- | European Floating Rate Notes | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	65.00%		22.00%
Ratings, A+/A- | Sovereign Debt | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	3.00%		6.00%
Ratings, A+/A- | Grantor Trust Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			4.00%	[2]
Ratings, A+/A- | Grantor Trust Alt-A RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	4.00%	[2]	46.00%	[2]
Ratings, A+/A- | Grantor Trust Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	2.00%	[2]	3.00%	[2]
Ratings, A+/A- | Grantor Trust Prime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	4.00%	[2]	5.00%	[2]
Ratings, A+/A- | Grantor Trust Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			47.00%	[2]
Ratings, A+/A- | Grantor Trust Sub Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	10.00%	[2]
Ratings, A+/A- | Grantor Trust Sub Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	34.00%	[2]
Ratings, BBB+/BBB- | Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	11.00%		1.00%
Ratings, BBB+/BBB- | Alt-A RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	47.00%		5.00%
Ratings, BBB+/BBB- | Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	5.00%		8.00%
Ratings, BBB+/BBB- | Prime RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			7.00%
Ratings, BBB+/BBB- | Prime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			14.00%
Ratings, BBB+/BBB- | Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	11.00%		6.00%
Ratings, BBB+/BBB- | Subprime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	21.00%		7.00%
Ratings, BBB+/BBB- | Subprime RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	98.00%		92.00%
Ratings, BBB+/BBB- | Subprime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	29.00%		12.00%
Ratings, BBB+/BBB- | Subprime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	18.00%		5.00%
Ratings, BBB+/BBB- | Commercial MBS | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	2.00%		3.00%
Ratings, BBB+/BBB- | Commercial MBS | 2007 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	8.00%		9.00%
Ratings, BBB+/BBB- | Commercial MBS | 2004 and earlier | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	1.00%
Ratings, BBB+/BBB- | European Floating Rate Notes
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	11.00%
Ratings, BBB+/BBB- | European Floating Rate Notes | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	73.00%
Ratings, BBB+/BBB- | European Floating Rate Notes | Ireland
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	47.00%
Ratings, BBB+/BBB- | Grantor Trust Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	3.00%	[2]	3.00%	[2]
Ratings, BBB+/BBB- | Grantor Trust Alt-A RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	1.00%	[2]	4.00%	[2]
Ratings, BBB+/BBB- | Grantor Trust Alt-A RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	27.00%	[2]	19.00%	[2]
Ratings, BBB+/BBB- | Grantor Trust Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	1.00%	[2]
Ratings, BBB+/BBB- | Grantor Trust Prime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			1.00%	[2]
Ratings, BBB+/BBB- | Grantor Trust Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	22.00%	[2]
Ratings, BB+ and lower | Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	80.00%		84.00%
Ratings, BB+ and lower | Alt-A RMBS | 2006-2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		100.00%
Ratings, BB+ and lower | Alt-A RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		100.00%
Ratings, BB+ and lower | Alt-A RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	13.00%
Ratings, BB+ and lower | Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	48.00%		24.00%
Ratings, BB+ and lower | Prime RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	58.00%		15.00%
Ratings, BB+ and lower | Prime RMBS | 2006
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		61.00%
Ratings, BB+ and lower | Prime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	68.00%		47.00%
Ratings, BB+ and lower | Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	22.00%		3.00%
Ratings, BB+ and lower | Subprime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	57.00%		16.00%
Ratings, BB+ and lower | Subprime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	36.00%		51.00%
Ratings, BB+ and lower | Subprime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	62.00%		8.00%
Ratings, BB+ and lower | European Floating Rate Notes | Ireland
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	3.00%
Ratings, BB+ and lower | Sovereign Debt | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			1.00%
Ratings, BB+ and lower | Grantor Trust Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	95.00%	[2]	90.00%	[2]
Ratings, BB+ and lower | Grantor Trust Alt-A RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%	[2]	100.00%	[2]
Ratings, BB+ and lower | Grantor Trust Alt-A RMBS | 2006
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%	[2]	100.00%	[2]
Ratings, BB+ and lower | Grantor Trust Alt-A RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	94.00%	[2]	94.00%	[2]
Ratings, BB+ and lower | Grantor Trust Alt-A RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	69.00%	[2]	13.00%	[2]
Ratings, BB+ and lower | Grantor Trust Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	97.00%	[2]	95.00%	[2]
Ratings, BB+ and lower | Grantor Trust Prime RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%	[2]	100.00%	[2]
Ratings, BB+ and lower | Grantor Trust Prime RMBS | 2006
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%	[2]	100.00%	[2]
Ratings, BB+ and lower | Grantor Trust Prime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	96.00%	[2]	92.00%	[2]
Ratings, BB+ and lower | Grantor Trust Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	69.00%	[2]	4.00%	[2]
Ratings, BB+ and lower | Grantor Trust Sub Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	88.00%	[2]	86.00%	[2]
Ratings, BB+ and lower | Grantor Trust Sub Prime RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%	[2]	100.00%	[2]
Ratings, BB+ and lower | Grantor Trust Sub Prime RMBS | 2006
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%	[2]	100.00%	[2]
Ratings, BB+ and lower | Grantor Trust Sub Prime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%	[2]	100.00%	[2]
Ratings, BB+ and lower | Grantor Trust Sub Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	61.00%	[2]	47.00%	[2]

[1]	At Dec. 31, 2011 and Dec. 31, 2010, the German foreign covered bonds were considered Level 1 in the valuation hierarchy. All other assets in the table above are primarily Level 2 assets in the valuation hierarchy.
[2]	Previously included in the Grantor Trust.